Label	Element	Value
FIRST INVESTORS LIFE SERIES GROWTH & INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	filsf1_SupplementTextBlock
SUPPLEMENT DATED JANUARY 31, 2016

FIRST INVESTORS LIFE SERIES FUNDS

PROSPECTUS

DATED MAY 1, 2015

FIRST INVESTORS LIFE SERIES BALANCED INCOME FUND

PROSPECTUS

DATED NOVEMBER 2, 2015

FIRST INVESTORS TAX EXEMPT FUNDS

PROSPECTUS

DATED MAY 1, 2015

The following changes are made to the First Investors Life Series Funds prospectus:

1.	In “The Funds Summary Section” for the First Investors Life Series Growth & Income Fund, the paragraph headed “Market Risk” is deleted in its entirety and replaced with the following:

Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  While dividend-paying stocks are generally considered less volatile than other stocks, there can be no guarantee that an investment therein will be less volatile than the general stock market.  The Fund’s investments in potential growth opportunities may increase the potential volatility of its share price.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

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Please retain this Supplement for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS LIFE SERIES GROWTH & INCOME FUND